Cover	May 12, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	NAVITAS SEMICONDUCTOR CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39755
Entity Tax Identification Number	85-2560226
Entity Address, Address Line One	2101 E. El Segundo Blvd., Suite 205,
Entity Address, City or Town	El Segundo,
Entity Address, Postal Zip Code	90245
City Area Code	844
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001821769
Entity Address, State or Province	CA
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	22 Fitzwilliam Square South,
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 FH68,